Discontinued operations and assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Schedule of consideration received

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Total consideration received	€59,835

Schedule of assets and liabilities over which control was lost

January 31, 2024
(Euro, in thousands)
Property, plant and equipment	€4,186
Deferred tax assets	292
Other non-current assets	613
Inventories	505
Trade and other receivables	18,439
Cash and cash equivalents	19,523
Other current assets	1,161
Total assets	44,719

Other reserves	(74)
Retirement benefit liabilities	1,003
Non-current lease liabilities	2,328
Other non-current liabilities	90
Current lease liabilities	1,308
Trade and other liabilities	28,927
Current tax payable	1,170
Current deferred income	430
Total liabilities	35,182

Net assets disposed of	€9,537

Schedule of gain or loss on disposal of subsidiaries.

Year ended December 31, 2024
(Euro, in thousands)
Upfront payment received	€50,000
Settlement for net cash and working capital	9,835
Additional adjustment working capital to be settled	(750)
Net assets disposed of	(9,537)
Effect of cumulative translation adjustments reclassified from equity on loss of control	(4,095)
Fair value of the future earn-outs payable by Alfasigma to us	47,035
Contribution for R&D costs payable by us to Alfasigma	(40,000)
Gain on disposal of subsidiaries	€52,488

Schedule of net cash flow on disposal of subsidiaries

	Year ended December 31,
	2025	2024

	(Euro, in thousands)
Upfront payment received	€—	€50,000
Settlement for net cash and working capital	—	9,835
Release from/transfer to (-) escrow account	24,806	(40,000)
Contribution for R&D costs paid by us to Alfasigma	(25,000)	(15,000)
Earn-outs paid by Alfasigma	7,432	2,053
Less: cash and cash equivalents balances disposed of	—	(19,523)
Less: settlement of pre-existing relationships	—	3,686
Cash in/out (-) from disposals of subsidiaries, net of cash disposed of	€7,238	€(8,949)

Costs associated to the sale taken into result in 2023	€—	€(3,072)
Costs associated to the sale taken into result in 2024	—	(526)
Cash used for other liabilities related to the disposal of subsidiaries	€—	€(3,598)

Schedule of financial statements in relation to the discontinued operations

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands, except share and per share data)

Product net sales	€—	€11,475	€112,339
Collaboration revenues	—	26,041	431,465
Total net revenues	—	37,516	543,804

Cost of sales	—	(1,693)	(18,022)
Research and development expenses	(11,708)	(8,152)	(190,177)
Sales and marketing expenses	(932)	(11,520)	(113,356)
General and administrative expenses	(94)	(1,087)	(17,989)
Other operating income	11,933	56,180	13,003

Operating profit/loss (-)	(801)	71,244	217,262

Fair value adjustments and net currency exchange differences	—	—	(13)
Other financial income	2,676	4,230	679
Other financial expenses	—	(12)	(167)

Profit before tax	1,875	75,462	217,761

Income taxes	(483)	(98)	(2,076)

Net profit	€1,392	€75,364	€215,685

Basic and diluted earnings per share from discontinued operations	€0.02	€1.14	€3.27
Weighted average number of shares - Basic (in thousands of shares)	65,897	65,897	65,884
Weighted average number of shares - Diluted (in thousands of shares)	65,901	65,942	65,933

Schedule of cash flow from discontinued operations related to Jyseleca business.

	2025	2024	2023

	(Euro, in thousands)
Net cash flow used in operating activities	€(851)	€(36,367)	€(175,627)
Net cash flow generated from/used in (-) investing activities	7,238	(8,949)	(105)
Net cash flow used in financing activities	—	—	(1,928)
Net cash flow generated from/used in (-) discontinued operations	€6,387	€(45,316)	€(177,660)

Galapagos Real Estate Belgium NV [member]
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Schedule of consideration received

Year ended December 31, 2025
(Euro, in thousands)
Payment received	€12,206
Total consideration received	€12,206

Schedule of assets and liabilities over which control was lost

March 31, 2025
(Euro, in thousands)
Property, plant and equipment	€11,115
Trade and other receivables	1
Cash and cash equivalents	13
Total assets	11,129

Trade and other liabilities	11,020
Total liabilities	11,020

Net assets disposed of	€109

Schedule of gain or loss on disposal of subsidiaries.

Year ended December 31, 2025
(Euro, in thousands)
Payment received	€12,206
Settlement of intercompany loan	(11,012)
Net assets disposed of	(109)
Gain on disposal of subsidiaries	€1,085

Schedule of net cash flow on disposal of subsidiaries

Year ended December 31, 2025
(Euro, in thousands)
Payment received	€12,206
Less: cash and cash equivalents balances disposed of	(13)
Cash in from disposal of subsidiaries, net of cash disposed of	€12,193